Related Party Balances	6 Months Ended
Apr. 30, 2026
Related Party Balances [Abstract]
RELATED PARTY BALANCES

NOTE 5 – RELATED PARTY BALANCES

As of April 30, 2026 and October 31, 2025, the amount due to the related parties was $12,362 and $12,562, which consisted of the followings:

Related Party Name	April 30, 2026	October 31, 2025	Relationship	Note
Tao Li	$-	$703	Former Director and Chairman of the Board, Chief Executive Officer, Director	Interest free loan
Huijie Gao	12,362	11,859	Chief Financial Officer	Interest free loan

On April 27, 2026, Tao Li resigned as a director and the chairman of the board, chief executive officer of Jiuzi Holdings Inc.